Registration No. 2-74288
		811-3275

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 80

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 82


SMITH BARNEY INVESTMENT FUNDS INC.

(Exact name of Registrant as Specified in Charter)
7 World Trade Center, New York, New York 10048
(Address of Principal Executive Offices) (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area Code:)
Christina T. Sydor
7 World Trade Center, 39th Floor, New York 10048
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become
effective:
[ ]	immediately upon filing pursuant to Paragraph
(b) of
Rule 485
[ ]	On (date) pursuant to paragraph (b) of Rule 485
[XX]	60 days after filing pursuant to paragraph
(a)(1) of
Rule 485
On (date) pursuant to paragraph (a)(1) of Rule 485
[  ]	75 days after filing pursuant to paragraph
(a)(2) of
Rule 485
[ ]   On (date) pursuant to paragraph (a)(2) of rule
485

If appropriate, check the following box:

[XX]	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of
Common
Stock

PART A - The Prospectus for Class A, Class B, Class L and Class Y shares of the Smith Barney Premier
Selections Small Cap Growth and Value Fund of Smith
Barney Investment Funds Inc. the "Fund") is incorporated by reference to Part A of Post-Effective
Amendment No. 77 to the Fund's Registration Statement filed on December 5, 2000 (Accession No. 0000091155-
00-000703)

Prospectus for Smith Barney Premier Selections All
Cap Growth and Value Fund

[LOGO OF SMITH BARNEY MUTUAL FUNDS]



P R O S P E C T U S



Premier Selections
All Cap Growth
and Value Fund



Class A, B, L and Y Shares
-------------------------------
June 9, 2001

-----------------------------------------------------
---------------------
INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK
GUARANTEE . MAY LOSE VALUE
-----------------------------------------------------
---------------------

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

 Contents

Investments, risks and
performance..........................................
2

More on the fund's
investments..........................................
 ....   9

Management...........................................
 .......................  10

Subscription offering
period...............................................
 .  11

Choosing a class of shares to
buy...........................................  12

Comparing the fund's
classes..............................................
 ..  13

Sales
charges..............................................
 .................  14

More about deferred sales
charges...........................................
17

Buying
shares...............................................
 ................  18

Exchanging
shares...............................................
 ............  19

Redeeming
shares...............................................
 .............  20

Other things to know about share
transactions...............................  22

Dividends, distributions, and
taxes.........................................  23

Share
price................................................
 .................  24

The fund is a separate series of Smith Barney
Investment Funds Inc., a Maryland
corporation


Smith Barney Mutual Funds

 Investments, risks and performance

The Premier Selections All Cap Growth and Value Fund is made up of a Growth segment and a Value segment.

Investment objective
Long-term capital growth.

Principal investment strategies
Key investments
Growth segment This segment invests primarily in common stocks of companies that the segment manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the Russell 2500 Growth Index. This segment of the fund may invest in the securities of large, well-known companies which offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium-sized companies, a significant portion of this segment's assets are invested in the securities of such companies.

Value segment This segment invests primarily in common stock and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the segment manager believes are undervalued in the mar-ketplace. While the segment manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. This segment of the fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-size companies when the segment manager believes small companies offer more attractive value opportunities.

Both segments
Foreign investments The fund may invest up to 25% of its assets (at the time of investment) in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S.
issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly.
Foreign countries generally have markets that are less

Premier Selections Funds
liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctua-tions could erase investment gains or add to investment losses.

Selection process The fund's strategy is to combine the efforts of two segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he believes will offer superior long-term capital growth potential. The target allocations are 50% to the Growth segment and 50% to the Value segment. The amount to be invested by the fund in any particular security will be determined by SSB Citi Fund Management LLC
(the "Manager") based on the
recommendation of the segment managers.

In order to maintain approximately the target allocations of the fund's assets among the two segment managers, the Manager will:

 . Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two segment managers, as appropriate

 . Rebalance the allocation of securities in the fund's portfolio at any time the percentage of the fund's portfolio invested in either segment's securi-
  ties diverges by at least 10% from the target allocation for a period of more than 10 days

As a consequence of its efforts to maintain assets at targeted percentages, the
Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to a segment that is below its targeted percentage or (2) by sell-ing securities in a segment that exceeds its targeted percentage with proceeds being reallocated to the segment that is below its targeted percentage.
Reallocations may result in early recognition of taxable gains and in addi-tional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover.
The Manager will consider
these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the Manager will seek to avoid transaction costs.

Growth segment The Growth segment manager emphasizes individual security selec-tion while diversifying across industries, which may help to reduce risk. The
Growth segment manager focuses primarily, but not


Smith Barney Mutual Funds
exclusively, on companies that have passed their "start-up" phase and show pos-itive earnings and the prospect of achieving significant profits beginning in the two to three years after the acquisition of their stocks. When evaluating an individual stock, the Growth segment manager considers whether the company may benefit from:

 . new technologies, products or services
 . new cost reducing measures
 . changes in management
 . favorable changes in government regulations

Value segment The Value segment manager employees a two-step stock selection process in its search for undervalued stocks of temporarily out of favor compa-nies. First, the Value segment manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Value segment manager looks for a posi-tive catalyst in the company's near term outlook which the Value segment man-ager believes will accelerate earnings or improve the value of the company's assets. The Value segment manager also emphasizes companies in those sectors of the economy which the Value segment manager believes are undervalued relative to other sectors.

When evaluating an individual stock, the Value segment manager looks for:

 . Low market valuations measured by the Value segment manager's valuation mod-
  els
 . Positive changes in earnings prospects because of factors such as:
 . New, improved or unique products and services
 . New or rapidly expanding markets for the company's products
 . New management
 . Changes in the economic, financial, regulatory or political environment particularly affecting the company
 . Effective research, product development and marketing
 . A business strategy not yet recognized by the marketplace


Premier Selections Funds

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

 . U.S. stock markets decline, or perform poorly relative to other types of investments
 . An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
 . One segment (Value or Growth) underperforms for an extended period
 . The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
 . A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock
 . Large capitalization stocks fall out of favor with investors
 . Medium or small capitalization stocks fall out of favor with investors. An investment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests solely in large capitalization compa-
  nies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies.
  They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization com-
  pany stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.
 . Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Investing in foreign securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment if:

 . Foreign securities prices decline
 . Adverse governmental action or political, economic or market instability affects a foreign country or region
 . The currency in which a security is priced declines in value relative to the
  U.S. dollar
 . The segment manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect


Smith Barney Mutual Funds

Who may want to invest The fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of the U.S.
  stock market
 . Are looking for an investment with potentially greater return but higher risk than fixed income investments
 . Are willing to accept the risks of the stock market
 . Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large capitalization companies
 . Are seeking to participate in the long-term potential of small capitalization growth companies
 . Are willing to accept the special risks and potential long-term rewards of investing in smaller companies with limited track records
 . Are seeking diversification

Premier Selections Funds

Performance
Because the fund was recently added as a series to Smith Barney Investment
Funds Inc., the fund does not yet have a sufficient operating history to gener-ate the performance information which other Smith
Barney funds show in bar and
table form in this location of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)       Class
A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)
5.00%    None   1.00%    None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)
None*   5.00%   1.00%    None

                         Annual fund operating
expenses
(expenses deducted from fund assets)            Class
A Class B Class L Class Y
Management fee                                   [
]%   [  ]%   [  ]%   [  ]%
Distribution and service (12b-1) fees
0.25%   1.00%   1.00%    None
Other expenses**                                 [
]%   [  ]%   [  ]%   [  ]%
                                                 ----
-   -----   -----   -----
Total annual fund operating expenses             [
]%   [  ]%   [  ]%   [  ]%

*You may buy Class A shares in amounts of $1,000,000 or more at net asset value
(without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
**The amounts set forth in "Other expenses" have been estimated based on expenses the fund expects to incur during its first full fiscal year.


Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . The fund's operating expenses remain the same

                      Number of years you own your
shares

                                       1 year 3 years
Class A (with or without redemption)    $      $
Class B (redemption at end of period)   $      $
Class B (no redemption)                 $      $
Class L (redemption at end of period)   $      $
Class L (no redemption)                 $      $
Class Y (with or without redemption)    $      $

Premier Selections Funds

 More on the Fund's investments

Both Segments

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.
 . As a substitute for buying or selling securities.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securi-ties, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or inter-est rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.
Derivatives can also make
the fund less liquid and harder to value, especially in declining markets.

Defensive Investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option The fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company hav-ing the same investment objective and substantially the same investment poli-cies and restrictions as those applicable to the fund.


Smith Barney Mutual Funds

 Management

Manager The fund's Manager is SSB Citi Fund
Management LLC, an affiliate of
Salomon Smith Barney Inc. ("Salomon Smith Barney").
The Manager's address is 7
World Trade Center, New York, New York 10048. The
Manager selects the fund's
segment managers and oversees the funds operations.
The Manager and Salomon
Smith Barney are subsidiaries of Citigroup Inc.
Citigroup businesses produce a
broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Richard Freeman, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the Growth segment of the fund. Mr.
Freeman has more than 24
years of securities business experience.

John G. Goode, investment officer of the Manager, managing director of Salomon
Smith Barney and Chairman and Chief Investment
Officer of Davis Skaggs Invest-
ment Management, a division of the Manager, is the segment manager responsible for the day-to-day management of the Value segment of the fund. Mr. Goode has
33 years of securities business experience.

The Manager will monitor the fund's investments to ensure that the fund complies with its investment policies. The Manager will rebalance the alloca-tion of securities in the fund's portfolio, whenever the percentage of the fund's portfolio invested in a segment's securities deviates by at least 10% from a segment's target allocation for a period of more than 10 days. The Man-ager will also monitor the fund's portfolio to ensure that no more than 25% of the fund's assets are concentrated in the securities of companies in the same industry.

Management fees The Manager will be paid advisory fees equal to [ ]% of the fund's average daily net assets.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its
Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or share-holder servicing activities out of its past profits and other available

Premier Selections Funds
sources. The distributor may also make payments to dealers for marketing, pro-motional or related expenses. The amount of these payments is determined by the distributor and may be substantial. The Manager or an affiliate may make simi-lar payments under similar arrangements.

Transfer agent and shareholder servicing agent Citi
Fiduciary Trust Company
serves as the fund's transfer agent and shareholder servicing agent (the
"transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent".) The sub-transfer agent will per-form certain functions including shareholder record keeping and accounting services.

 Subscription offering period

A broker-dealer, financial intermediary, financial institution or the distribu-tor's financial consultants (each called a "Service
Agent") will solicit
subscriptions for shares of the fund during the subscription offering period, which is scheduled to end on March [ ], 2001. On the third business day after the end of the subscription offering period, subscriptions for the shares will be payable, exchanges into the fund will be permitted, shares will be issued and the fund will commence investment operations.

The fund will suspend the offering of shares to new investors on [March 31,]
2001. This suspension, which is expected to last two weeks, may be lengthened or shortened at the fund's discretion. During the suspension, existing share-holders of the fund may still purchase, redeem or exchange fund shares. After the suspension, the fund will commence a continuous offering of shares to the public.

For more information on how to subscribe for fund shares during the subscrip-tion offering period, please contact a Service Agent.


Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes
A, B, L and Y. Each class
has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to you depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses
 . For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well
 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long-term investors

You may buy shares from:

 . A Service Agent
 . The fund, but only if you are investing through certain qualified plans or
  Service Agents

All Classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


Initial           Additional
                                       Classes A, B,
L Class Y     All Classes
General                                    $1,000
$15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250
$15 million     $50
Qualified Retirement Plans*                  $25
$15 million     $25
Simple IRAs                                  $1
n/a         $1
Monthly Systematic Investment Plans          $25
n/a         $25
Quarterly Systematic Investment Plans        $50
n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Internal Revenue
Code, including 401(k)
plans

Premier Selections Funds

 Comparing the funds' classes

Your Service Agent can help you decide which class meets your goals. The Serv-ice Agent may receive different compensation depending upon which class you choose.

                         Class A     Class B
Class L     Class Y
Key features             .Initial    .No initial
 .Initial    .No initial
                          sales       sales
sales       or
                          charge      charge
charge is   deferred
                          .You may    .Deferred
lower than  sales
                          qualify     sales
Class A     charge
                          for reduc-  charge
 .Deferred   .Must
                          tion or     declines
sales       invest at
                          waiver of   over time
charge for  least $15
                          initial     .Converts
only 1      million
                          sales       to Class A
year        .Lower
                          charge      after 8
 .Does not   annual
                          .Lower      years
convert to  expenses
                          annual      .Higher
Class A     than the
                          expenses    annual
 .Higher     other
                          than Class  expenses
annual      classes
                          B and       than Class
expenses
                          Class L     A
than Class
                                                  A
-----------------------------------------------------
-------------------
Initial sales charge     Up to       None
1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $1,000,000
                         or more
-----------------------------------------------------
-------------------
Deferred sales charge    1.00% on    Up to 5.00%
1.00% if    None
                         purchases   charged     you
redeem
                         of          when you
within 1
                         $1,000,000  redeem      year
of
                         or more if  shares. The
purchase
                         you redeem  charge is
                         within 1    reduced
                         year of     over time
                         purchase    and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
-----------------------------------------------------
-------------------
Annual distribution and  0.25% of    1.00% of
1.00% of    None
service fees             average     average
average
                         daily net   daily net
daily net
                         assets      assets
assets
-----------------------------------------------------
-------------------
Exchange privilege*      Class A     Class B
Class L     Class Y
                         shares of   shares of
shares of   shares of
                         most Smith  most Smith  most
Smith  most Smith
                         Barney      Barney
Barney      Barney
                         funds       funds
funds       funds
-----------------------------------------------------
-------------------

*Ask your Service Agent for the Smith Barney funds available for exchange.


Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees which Service Agents that sell shares of a fund receive. The distributor keeps up to approximately 10% of the sales charges imposed on Class A shares.
Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares serviced by them.


Broker/Dealer

commission
                                   Sales Charge as a
% of as a % of
                                   Offering  Net
amount   offering
Amount of purchase                 price (%) invested
(%) price
Less than $25,000                    5.00        5.26
4.50
$25,000 but less than $50,000        4.25        4.44
3.83
$50,000 but less than $100,000       3.75        3.90
3.38
$100,000 but less than $250,000      3.25        3.36
2.93
$250,000 but less than $500,000      2.75        2.83
2.48
$500,000 but less than $1,000,000    2.00        2.04
1.80
$1,000,000 or more                      0           0
up to 1.00*

* The distributor pays up to 1% to a Service Agent

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares.
However, if you redeem these
Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith
Barney funds to take
advantage of the breakpoints in the sales charge schedule.

Premier Selections Funds

 . Accumulation privilege - lets you combine the current value of Class A shares owned

 . by you, or
 . by members of your immediate family

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-
 tain trustees and fiduciaries may be entitled to combine accounts in deter-
 mining their sales charge.

 . Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once.
You may include purchases
  on which you paid a sales charge made within 90 days before you sign the let-
  ter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 . Employees of NASD members
 . Investors participating in a fee-based program sponsored by certain broker-
  dealers affiliated with Citigroup
 . Investors who redeemed Class A shares of a Smith
Barney fund in the past 60
  days, if the investor's Service Agent is notified

1f you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information
("SAI").


Smith Barney Mutual Funds

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

                                                6th
through
Year after purchase    1st  2nd  3rd  4th  5th
8th
Deferred sales charge    5%   4%   3%   2%   1%
0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell.
Service Agents also receive
a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

Class B conversion After 8 years, Class B shares automatically convert into
Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                          Shares
issued:     Shares issued:
At initial purchase                     On
reinvestment of Upon exchange from
                                        dividends and
another Smith
                                        distributions
Barney fund
Eight years after the date of purchase  In same
proportion On the date the
                                        as the number
of   shares originally
                                        Class B
shares     acquired would
                                        converting is
to   have converted
                                        total Class B
into Class A
                                        shares you
own     shares
                                        (excluding
shares
                                        issued as a
                                        dividend)

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1.00% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1.00%. If you held Class C shares of the fund and/or other
Smith Barney funds on June 12, 1998 you will not pay an initial sales charge on
Class L shares you buy before June 22, 2001.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell.
Starting in the thirteenth
month, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares held by their clients.

Premier Selections Funds

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney fund
 . Shares representing reinvested distributions and dividends
 . Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 . On payments made through certain systematic withdrawal plans
 . On certain distributions from a retirement plan
 . For involuntary redemptions of small account balances
 . For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.


Smith Barney Mutual Funds

 Buying shares

     Through a   You should contact your Service
Agent to open a brokerage
 Service Agent   account and make arrangements to buy
shares.

                 If you do not provide the following
information, your order
                 will be rejected:

                 . Class of shares being bought
                 . Dollar amount or number of shares
being bought

                 Your Service Agent may charge an
annual account maintenance
                 fee.
-----------------------------------------------------
---------------------------
   Through the   Qualified retirement plans and
certain other investors who
         funds   are clients of certain Service
Agents are eligible to buy
                 shares directly from the fund.

                 . Write the fund at the following
address:
                      Smith Barney Investment Funds
Inc.
                      (Specify fund and class of
shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699

                 . Enclose a check to pay for the
shares. For initial pur-
                   chases, complete and send an
account application.
                 . For more information, call the
transfer agent at 1-800-451-
                   2010.
     Through a   You may authorize your Service Agent
or the sub-transfer
    systematic   agent to transfer funds
automatically from (i) a regular bank
    investment   account, (ii) cash held in a
brokerage account opened with a
          plan   Service Agent or (iii) certain money
market funds in order to
                 buy shares on a regular basis.

                 . Amounts transferred should be at
least: $25 monthly or $50
                   quarterly.
                 . If you do not have sufficient
funds in your account on a
                   transfer date, your Service Agent
or the sub-transfer agent
                   may charge you a fee.

                 For more information, contact your
Service Agent or the
                 transfer agent or consult the SAI.


Premier Selections Funds

 Exchanging shares


  Smith Barney   You should contact your Service
Agent to exchange into other
      offers a   Smith Barney funds. Be sure to read
the prospectus of the
   distinctive   Smith Barney fund you are exchanging
into. An exchange is a
     family of   taxable transaction.
         funds
   tailored to   . You may exchange shares only for
shares of the same class
 help meet the     of another Smith Barney fund. Not
all Smith Barney funds
 varying needs     offer all classes.
 of both large   . Not all Smith Barney funds may be
offered in your state of
     and small     residence. Contact your Service
Agent or the transfer agent
     investors     for further information.
                 . You must meet the minimum
investment amount for each fund
                   (except systematic investment plan
exchanges).
                 . If you hold share certificates,
the sub-transfer agent must
                   receive the certificates endorsed
for transfer or with
                   signed stock powers (documents
transferring ownership of
                   certificates) before the exchange
is effective.
                 . The fund may suspend or terminate
your exchange privilege
                   if you engage in an excessive
pattern of exchanges.

     Waiver of   Your shares will not be subject to
an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any)
will continue to be mea-
                 sured from the date of your original
purchase. If the fund
                 you exchange into has a higher
deferred sales charge, you
                 will be subject to that charge. If
you exchange at any time
                 into a fund with a lower charge, the
sales charge will not be
                 reduced.
-----------------------------------------------------
---------------------------
  By telephone   If you do not have a brokerage
account with a Service Agent,
                 you may be eligible to exchange
shares through the fund. You
                 must complete an authorization form
to authorize telephone
                 transfers. If eligible, you may make
telephone exchanges on
                 any day the New York Stock Exchange
is open. Call the trans-
                 fer agent at 1-800-451-2010 between
9:00 a.m. and 4:00 p.m.
                 (Eastern time).

                 You can make telephone exchanges
only between accounts that
                 have identical registrations.
-----------------------------------------------------
---------------------------
       By mail   If you do not have a brokerage
account, contact your Service
                 Agent or write to the sub-transfer
agent at the address on
                 the following page.


Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Service Agent to redeem
shares of the fund.

                 If you hold share certificates, the
sub-transfer agent must
                 receive the certificates endorsed
for transfer or with signed
                 stock powers before the redemption
is effective.

                 If the shares are held by a
fiduciary or corporation, other
                 documents may be required.

                 Your redemption proceeds will be
sent within three business
                 days after your request is received
in good order. However,
                 if you recently purchased your
shares by check, your redemp-
                 tion proceeds will not be sent to
you until your original
                 check clears, which may take up to
15 days.

                 If you have a brokerage account with
a Service Agent, your
                 redemption proceeds will be placed
in your account and not
                 reinvested without your specific
instruction. In other cases,
                 unless you direct otherwise, your
redemption proceeds will be
                 paid by check mailed to your address
of record.
-----------------------------------------------------
---------------------------
       By mail   For accounts held directly at the
fund, send written requests
                 to the fund at the following
address:
                   Smith Barney Investment Funds Inc.
                   (Specify fund and class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

                 Your written request must provide
the following:

                 . The account number
                 . The class of shares and the dollar
amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly
as the account is regis-
                   tered

Premier Selections Funds

  By telephone   If you do not have a brokerage
account with a Service Agent,
                 you may be eligible to redeem shares
(except those held in
                 retirement plans) in amounts up to
$50,000 per day through
                 the fund. You must complete an
authorization form to autho-
                 rize telephone redemptions. If
eligible, you may request
                 redemptions by telephone on any day
the New York Stock
                 Exchange is open. Call the transfer
agent at 1-800-451-2010
                 between 9:00 a.m. and 4:00 p.m.
(Eastern time).

                 Your redemption proceeds can be sent
by check to your address
                 of record or by wire or electronic
transfer (ACH) to a bank
                 account designated on your
authorization form. You must sub-
                 mit a new authorization form to
change the bank account des-
                 ignated to receive wire or
electronic transfers and you may
                 be asked to provide certain other
documents. The sub-transfer
                 agent may charge a fee on an
electronic transfer (ACH).
-----------------------------------------------------
---------------------------
     Automatic   You can arrange for the automatic
redemption of a portion of
          cash   your shares on a monthly or
quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a
value of at least $10,000
         plans   ($5,000 for retirement plan
accounts) and each automatic
                 redemption must be at least $50. If
your shares are subject
                 to a deferred sales charge, the
sales charge will be waived
                 if your automatic payments do not
exceed 1% per month of the
                 value of your shares subject to a
deferred sales charge.

                 The following conditions apply:

                 . Your shares must not be
represented by certificates
                 . All dividends and distributions
must be reinvested

                 For more information, contact your
Service Agent or consult
                 the SAI.


Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information, without which your request will not be processed:

 . Name of the fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed
 . Signature of each owner exactly as the account is registered

The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are employed, neither the fund nor the transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $50,000 of shares
 . Are sending signed share certificates or stock powers to the sub-transfer agent
 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-
  istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions

Premier Selections Funds

 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-
  ties and Exchange Commission
 . Pay redemption proceeds by giving you securities.
You may pay transaction
  costs to dispose of the securities

Small account balances If your account falls below
$500 ($250 for IRA accounts)
because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The Manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

 Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December.
The fund may pay additional
distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent, or the sub-transfer agent, to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Smith Barney Mutual Funds

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction                            Federal tax
status

Redemption or exchange of shares       Usually
capital gain or
                                       loss; long-
term only if
                                       shares owned
more than
                                       one year

Long-term capital gain distributions   Long-term
capital gain

Short-term capital gain distributions Ordinary income

Dividends                              Ordinary
income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value every day the New
York Stock Exchange is
open. The New York Stock Exchange is closed on certain holidays listed in the
SAI. This calculation is done when regular trading closes on the New York Stock
Exchange (normally 4 p.m. Eastern time).

The fund generally values its portfolio securities based on market prices or quotations. The fund's currency conversions are done when the London Stock
Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may

Premier Selections Funds
price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S.
markets are closed and the
value of foreign securities owned by the fund could change on days when you can not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the
New York Stock Exchange closes. If the New York Stock
Exchange closes early,
you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of busi-ness.


Smith Barney Mutual Funds

                                             [LOGO OF
SMITH BARNEY MUTUAL FUNDS]

Premier Selections
All Cap Growth and Value Fund
A series of Smith Barney Investment Funds Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments.
These reports discuss the mar-
ket conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service
Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at
Smith Barney Mutual Funds, 7 World Trade Center, 39th
Floor, New York, New York
10048.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the
"Commission") Public Reference
Room in Washington D.C. In addition, information on the operation of the Public
Reference Room may be obtained by calling the Commission at 1-202-942-8090.
Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's
Public Reference Section, Washington, D.C. 20549-
0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith
Barney Inc.

(Investment Company Act file no. 811-3275)
FD [     ] 6/01









PART B - STATEMENT OF ADDITIONAL INFORMATION
The Statements of Additional Information for Class A,
Class B, Class L and Class Y shares of the Smith
Barney Premier Selections All Cap Growth and Value
Fund and Smith Barney Premier Selections Small Cap
Growth and Value Fund are incorporated by reference to Part B of Post-Effective Amendment No. 77 to the
Fund's Registration Statement filed on December 5,
2000 (Accession No. 0000091155-00-000703)



PART C - OTHER INFORMATION

Item 23.  Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on October 2, 1981(File Nos. 2-
74288 and 811-3275).

(a) Articles of Restatement dated September 17, 1993 to Registrant's Articles of Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles of
Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and
Certificates
of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the
Registration Statement filed on November 7, 1994.
Articles of Amendment dated October 23, 1997 are incorporated by reference to Post-Effective Amendment
No. 46 filed on October 23, 1997("Post-Effective
Amendment No.46").  Articles of Amendment dated
February 27, 1998 are incorporated by reference to Post-Effective Amendment No. 48 dated April 29,
1998.
Articles of Amendment dated June 1, 1998 are incorporated by reference to Post-Effective Amendment No. 49 filed on
July
16, 1998 ("Post-Effective Amendment No. 49").

(b) Registrant's By-Laws, as amended on September 30,
1992 are incorporated by reference to Post-Effective
Amendment No. 30 to the Registration Statement filed on April 30, 1993.

(c) Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value Small
Cap Fund ("Small Cap Fund") is incorporated by reference to Post Effective Amendment 46.

(d)(1) Investment Advisory Agreement dated July 30,
1993, between the Registrant on behalf of Smith
Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities
Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.

(d)(2) Investment Advisory Agreements on behalf of
Smith Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27,
1995. ("Post-Effective Amendment No.40")

(d)(3) Investment Management Agreements on behalf of
Global Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.

(d)(4) Sub-Advisory Agreement on behalf of Global
Value Fund and Global Small Cap Fund between MMC and
Hansberger Global Investors Inc. is
incorporated by reference to Post-Effective
Amendment No. 46.

(d)(5)Investment Management Agreements on behalf of Smith Barney Small Cap Growth Fund and Smith Barney
Small Cap Value Fund between Registrant and
Mutual Management Corp. is incorporated by reference
To Post-Effective Amendment No. 49.

(e)(1) Distribution Agreement dated July 30, 1993, between the Registrant and Smith Barney Shearson Inc.
is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993.
File 33-50153.

(e)(2) Form of Distribution Agreement between the
Registrant and PFS Distributors on behalf of Smith
Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(e)(3) Form of Distribution Agreement between the
Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 49.

(e)(4) Selling Group Agreement
is incorporated by reference
to Post-Effective Amendment No.56 filed on February 26, 1999.

(e)(5)  Form of Distribution Agreement with Salomon
Smith
Barney Inc. is incorporated by reference to Post-
Effective
Amendment No. 77 filed on December 5, 2000 ("Post-
Effective
Amendment No. 77").

(f) Not Applicable.

(g)(1) Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post -
Effective Amendment No. 44 filed on April 29, 1997.

(g)(2) Custodian Agreement with Chase Manhattan Bank is incorporated by reference to Post-Effective
Amendment No. 46.

(h)(1)  Transfer Agency and Registrar Agreement dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services Group,
Inc.) is incorporated by reference to Post-Effective
Amendment No. 31 as filed on December 22, 1993 (Post-
Effective Amendment No. 31").

(h)(2)Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholders Services on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40.

(h)(3)  Form of Transfer Agency Agreement dated
October 1, 1999 between the Registrant and Citi
Fiduciary
Trust Company (f/k/a Smith Barney Private Trust
Company)
is incorporated by reference to Post-Effective
Amendment
No. 77.

(h)(4)  Form of Sub-Transfer Agency Agreement dated
October 1, 1999 between Citi Fiduciary Trust Company
(f/k/a Smith Barney Private Trust Company) and PFPC
Global Fund Services (f/k/a First Data Investor
Services
Group, Inc.) is incorporated by reference to Post-
Effective
Amendment No. 77.

(i) Opinion of Robert A. Vegliante, Deputy General
Counsel of Smith Barney Mutual Funds Management Inc.
filed with the Registrant's rule 24-f2 Notice
(Accession No. 000091155-97-000104) is incorporated by reference.

(j) Auditor's consent to be filed by amendment.

(k) Not Applicable

(l)  Not Applicable

(m)(1) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith
Barney Government Securities Fund, Smith Barney
Special
Equities Fund and Smith Barney European Fund and
Smith
Barney, Inc. ("Smith Barney") are incorporated by reference to Post-Effective Amendment No. 37 filed on November 3, 1994 ("Post-Effective Amendment No. 37")

(m)(2) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and
Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40.

(m)(3) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of the Global Value Fund and Small Cap Fund is incorporated by reference to Post-Effective Amendment
No. 46.

(m)(4) Form of Amended and Restated Shareholder
Services
and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is incorporated by reference to Post-Effective
Amendment
No. 49.

(m)(5)  Form of Amended and Restated Shareholder
Services and Distribution Plan pursuant to 12b-1 of Registrant is incorporated by reference to Post-
Effective Amendment No. 77.

(n) Not Applicable.

(o)  Form of Plan pursuant to Rule 18f-3 is
incorporated by
reference to Post-Effective Amendment No.50 to Registration Statement.

(p) Revised Code of Ethics is incorporated by reference to
Post-Effective Amendment No. 71 to the Registrant's
Registration
Statement.

Item 24.

None.

Item  25.  Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October
8, 1993 (File No. 33-50153).

Item 26.	Business and Other Connections of
Investment Adviser

Investment Adviser - Smith Barney Fund Management LLC
(formerly known as SSB Citi Fund Management LLC)
("Smith Barney Fund Management").  Smith Barney Fund
Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith
Barney Fund Management is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of Smith Barney Fund
Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-
8314).



Item 27.	Principal Underwriters
(a)

Salomon Smith Barney, Inc., ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith
Barney
funds: Consulting Group Capital Markets Funds,
Smith Barney Investment Series,
Greenwich Street Series Fund, Smith Barney
Adjustable Rate Government Income Fund, Smith Barney
Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund
Inc., Smith Barney Arizona Municipals Fund Inc.,
Smith
Barney California Municipals Fund Inc., Smith Barney
Allocation Series Inc., Smith Barney Equity Funds,
Smith
Barney Fundamental Value Fund Inc., Smith Barney
Funds,
Inc., Smith Barney Income Funds, Smith Barney
Institutional
Cash Management Fund, Inc., Smith Barney Investment
Trust,
Smith Barney Managed Governments Fund Inc., Smith
Barney Managed
Municipals Fund Inc., Smith Barney Massachusetts
Municipals Fund,
Smith Barney Money Funds, Inc., Smith Barney Muni
Funds, Smith
Barney Municipal Money Market Fund, Inc., Smith
Barney New
Jersey Municipals Fund Inc., Smith Barney Oregon
Municipals
Fund Inc., Smith Barney Principal Return Fund,
Smith Barney Sector Series Inc., Smith Barney
Small Cap Core Fund, Inc., Smith Barney
Telecommunications
Trust, Smith Barney Variable Account Funds, Smith
Barney
World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

PFS Distributors, Inc., ("PFS Distributors"), a Distributor of the Registrant, is also a distributor for the following Smith Barney funds:

Smith Barney Investment Series,
Smith Barney Aggressive Growth Fund Inc.,
Smith Barney Appreciation Fund Inc.,
Smith Barney Allocation Series Inc.,
Smith Barney Equity Funds,
Smith Barney Fundamental Value Fund Inc.,
Smith Barney Income Funds,
Smith Barney Investment Funds Inc.,
Smith Barney Investment Trust,
Smith Barney Managed Municipals Fund Inc.,
Smith Barney Money Funds, Inc.

In addition, Salomon Smith Barney is also the distributor for Centurion Funds, Inc.

(b) The information required by
this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith
Barney pursuant to
the Securities Exchange Act of 1934 (SEC File No.
812-8510).

The information required by this Item 27 with respect to each director, officer and partner of PFS
Distributors
is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-37352).



(c)	Not applicable.

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Funds Inc.
	7 World Trade Center
	New York, New York 10048

(2)	Smith Barney Fund Management LLC
	7 World Trade Center
	New York, New York 100148

(3) PFPC Trust Company
(successor by assignment from
	PNC Bank, National Association)
	8800 Tinicum Boulevard
	Philadelphia, Pennsylvania  19153

(4)	The Chase Manhattan Bank
	Chase Metrotech Center
	Brooklyn, New York 11245

(5)	Citi Fiduciary Trust Company
	125 Broad Street
	New York, New York  10004

(6)	PFPC Global Fund Services
	P.O. Box 9699
	Providence, RI 02940-9699


Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
INVESTMENT FUNDS INC., certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 10th day of April, 2001.

SMITH BARNEY INVESTMENT FUNDS INC.


By: /s/ Heath B. McLendon*
      Heath B. McLendon
      Chief Executive Officer


	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective
Amendment
to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title
	Date

/s/ Heath B. McLendon	Chairman of the Board
	4/10/01
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone	 Senior Vice President
Lewis E. Daidone		 and Treasurer
	4/10/01
				(Chief Financial
				and Accounting Officer)

/s/ Paul R. Ades	*		Director
	4/10/01
Paul R. Ades

/s/ Herbert Barg*	 		Director
	4/10/01
Herbert Barg

/s/ Dwight B. Crane*		Director
	4/10/01
Dwight B. Crane

/s/ Frank Hubbard*		Director
	4/10/01
Frank Hubbard

 /s/ Jerome Miller**		Director
	4/10/01
Jerome Miller

/s/ Ken Miller*			Director
	4/10/01
Ken Miller


*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

**Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 15, 1998.


/s/ Heath B. McLendon
Heath B. McLendon